Intangible Assets, Net (Details Narrative)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2015 USD ($)	Jun. 30, 2014 USD ($)	Jun. 30, 2015 USD ($) Units	Jun. 30, 2014 USD ($)	Dec. 31, 2014 USD ($) Units	Dec. 31, 2013 USD ($)
Patent, amortization period			15 years		15 years
Amortization expense | $	$ 2,708	$ 9,526	$ 11,662	$ 15,303	$ 31,909	$ 30,609
Patents, Units			20		20
Patents expiration date			patents will expire during the years of 2023 to 2028.		patents will expire during the years of 2023 to 2028.
United States [Member]
Patents, Units			13		13
Patent application pending			1		1
China, India, Japan And Hong Kong [Member]
Patents, Units			7		7
Europe, Canada, And Brazil [Member]
Patent application pending			5		5